                           COLUMBIA FUNDS SERIES TRUST
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                         COLUMBIA MUNICIPAL INCOME FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                  (THE "FUNDS")

                        SUPPLEMENT DATED FEBRUARY 3, 2006
                   TO THE PROSPECTUSES DATED NOVEMBER 1, 2005

         The prospectuses for all share classes of the Funds are hereby supplemented to reflect the following:

         o The portfolio manager of Columbia Short Term Municipal Bond Fund is Kelly Mainelli.

         o The portfolio manager of Columbia Municipal Income Fund is Kimberly Campbell.

         o The portfolio manager of Columbia Georgia Intermediate Municipal Bond Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund is Wendy Norman.


         The prospectuses for all share classes of the Funds are hereby also supplemented by replacing the professional biographies of the portfolio managers responsible for making the day-to-day investment decisions for the Funds with the following:


PORTFOLIO MANAGER                        LENGTH OF SERVICE WITH FUND            BUSINESS EXPERIENCE DURING PAST
                                                                                FIVE YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Kelly Mainelli                           Columbia Short Term Municipal          Columbia Management -
                                         Bond Fund since February, 2006         Portfolio Manager since 2002
                                                                                Montgomery Asset Management -
                                                                                Portfolio Manager from 2000-2002
---------------------------------------- -------------------------------------- --------------------------------------
Kimberly Campbell                        Columbia Municipal Income Fund         Columbia Management -
                                         since January, 2006                    Portfolio Manager since 1995
---------------------------------------- -------------------------------------- --------------------------------------



PORTFOLIO MANAGER                        LENGTH OF SERVICE WITH FUND            BUSINESS EXPERIENCE DURING PAST
                                                                                FIVE YEARS
---------------------------------------- -------------------------------------- --------------------------------------
Wendy Norman                             Columbia Georgia Intermediate          Columbia Management -
                                         Municipal Bond Fund since January,     Portfolio Manager since 1993
                                         2006

                                         Columbia Maryland Intermediate
                                         Municipal Bond Fund since January,
                                         2006

                                         Columbia North Carolina Intermediate
                                         Municipal Bond Fund since January,
                                         2006

                                         Columbia South Carolina Intermediate
                                         Municipal Bond Fund since January,
                                         2006

                                         Columbia Virginia Intermediate
                                         Municipal Bond Fund since January,
                                         2006
---------------------------------------- -------------------------------------- --------------------------------------